Stockholder's Deficit	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
Stockholder's Deficit

12. Stockholder’s Deficit

	Convertible Series A						Total
	Preferred Stock		Common Stock		Paid-in	Accumulated	Stockholders'
	Shares	Amount	Shares	Amount	Capital	Deficit	Deficit
Balance, Dec 31, 2016	300	$245,838	2,542,504	$254	13,699,785	$(12,813,044)	$1,132,833
Issuance of common stock	-	-	15,000	2	58,498		58,500
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants	-	-	192,308	19	743,948		743,967
Issuance of common stock from warrant exercise for cash	-	-	40,834	4	159,246		159,250
Issuance of common stock for services by third parties	-	-	19,796	2	83,798		83,800
Issuance of common stock for services by employees	-	-	575	-	2,517		2,517
Stock-based compensation	-	-	-	-	158,658		158,658
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580	-	-	86,667	9	371,411		371,420
Shares Issued for payoff of long-term notes	-	-	22,436	2	87,498		87,500
Cumulative dividend on Series A preferred	-	5,037				(5,037)	-
Common shares issued for preferred conversion	(250)	(201,449)	83,334	8	201,441		-
Net loss	-	-	-	-	-	(901,818)	(901,818)
Balance, Mar 31, 2017	50	$49,426	3,003,451	$300	$15,566,800	$(13,719,899)	$1,896,627

Reverse Stock Splits

All shares related and per share information in these financial statements has been adjusted to give effect to the 1-for-20 reverse stock split of the Company’s common stock effected on October 18, 2016 and the 1-for-3 reverse stock split of the Company’s common stock effected on June 15, 2017.

Issuance of Common Stock

From January 4, 2017 to January 22, 2017, we sold 15,000 shares of common stock to accredited investors at a price of $3.90 per share for aggregate cash proceeds of $58,500.

On March 31, 2017, the Company issued 192,308 shares of its common stock for $750,000 including 192,308 warrants for common stock. This represented an initial closing of the Company’s private offering as filed in the Form 8-K on March 27, 2017.

From January 15, 2017 through February 16, 2017, the Company received warrant exercises and subscription documents totaling $159,250 for 40,834 shares issued.

In March 2017, the Company issued 19,795 shares of common stock to four third-party consultants in exchange for services rendered.

In March 2017, the Company issued 575 shares of common stock to employees for stock-based compensation of $2,517.

On March 8, 2017, the Company completed the acquisition of MotherLode LLC (“MotherLode”), a Portland, Oregon based provider of bottling services and production support to craft distilleries. We issued 86,667 shares of common stock to the owners of MotherLode as consideration for the acquisition. Based on the closing share price of our common stock of $4.35 on March 8, 2017, the value of the transaction was $377,000.

In March 2017, the Company issued 22,436 shares of its common stock upon conversion of 8% convertible promissory notes with an aggregate principal amount converted of $87,500.

In March 2017, the Company issued 83,334 shares of its common stock upon conversion of 250 shares of preferred stock.

All shares were fully vested upon issuance.

Issuance of Convertible Preferred Stock

From April 4, 2016 to June 17, 2016, the Company sold 972 shares of its series A convertible preferred stock (“Series A Preferred”) for an aggregate purchase price of $972,000, of which (i) 499 Units were purchased for $499,000 in cash (ii) 423 Units were purchased by certain of our officers in consideration of $423,000 accrued and unpaid salary and (iii) 50 Units were purchased in consideration of cancellation of $50,000 of outstanding indebtedness net of issuance costs of $35,920.

Each share of Series A Convertible Preferred has a stated value of $1,000, which is convertible into shares of the Company’s common stock (the “Common Stock”) at a fixed conversion price equal to $4.50 per share. The Series A Convertible Preferred accrue dividends at a rate of 8% per annum, cumulative. Dividends are payable quarterly in arrears at the Company’s option either in cash or “in kind” in shares of Common Stock; provided, however that dividends may only be paid in cash following the fiscal year in which the Company has net income (as shown in its audited financial statements contained in its Annual Report on Form 10-K for such year) of at least $500,000, to the extent permitted under applicable law out of funds legally available therefore. For ‘in-kind” dividends, holders will receive that number of shares of Common Stock equal to (i) the amount of the dividend payment due such stockholder divided by (ii) 90% of the average of the per share market values during the twenty (20) trading days immediately preceding a dividend date.

In the event of any voluntary or involuntary liquidation, dissolution or winding up, or sale of the Company, each holder of Series A Preferred shall be entitled to receive its pro rata portion of an aggregate payment equal to: (i) $1,000 multiplied by (ii) the total number of shares of Series A Preferred Stock issued under the Series A Certificate of Designation multiplied by (iii) 2.5.

For all matters submitted to a vote of the Company’s stockholders, the holders of the Series A Preferred as a class shall have an aggregate number of votes equal to the product of (x) the number of shares of Common Stock (rounded to the nearest whole number) into which the total shares of Series A Preferred Stock issued under the Series A Certificate of Designation on such date of determination are convertible multiplied by (y) 2.5 (the “Total Series A Votes”), with each holder of Series A Preferred entitled to vote its pro rata portion of the Total Series A Votes. Holders of Common Stock do not have cumulative voting rights. In addition, the holders of Series A Preferred shall vote separately a class to change any of the rights, preferences and privileges of the Series A Preferred.

					Number of shares
	Shares	Shares Issued and	Net	Conversion	of common stock	Liquidation	Liquidation
	Authorized	Outstanding	Proceeds	Price/Share	Equivalents	Preference	Value/Share

Series A	3,000	50	$49,426	$4.50	11,111	$125,000	$2,500

Stock-Based Compensation

On September 8, 2016, the Company adopted the 2016 Equity Incentive Plan (the 2016 Plan). The total number of shares available for the grant of either stock options or compensation stock under the 2016 Plan is 166,667 shares, subject to adjustment. On January 1, 2017, the number of shares available for grant under the 2016 Plan reset to 289,709 shares, equal to 8% of the number of outstanding shares of the Company’s capital stock, calculated on an as-converted basis, on December 31 of the preceding calendar year. In May 2017 the Board of Directors approved an amendment to the 2016 Plan to increase the number of shares of common stock reserved thereunder to a new total of 389,709 shares, contingent upon stockholder adoption and approval of this amendment at the next annual meeting of stockholders. The exercise price per share of each stock option shall not be less than 100 percent of the fair market value of the Company’s common stock on the date of grant. At March 31, 2017, there were 254,167 options and 22,847 RSU’s issued under the Plan, with vesting schedules varying between immediate and five (5) years from the grant date.

On January 29, 2015, the Company adopted the 2015 Stock Incentive Plan (the 2015 Plan). The total number of shares available for the grant of either stock options or compensation stock under the 2015 Plan is 50,000 shares, subject to adjustment. The exercise price per share of each stock option shall not be less than 20 percent of the fair market value of the Company’s common stock on the date of grant. At March 31, 2017, there were 14,584 options issued under the Plan outstanding, which options vest at the rate of at least 25 percent in the first year, starting 6-months after the grant date, and 75% in year two.

The Company also issues, from time to time, options which are not registered under a formal option plan. At March 31, 2017, there were 16,667 options outstanding that were not issued under the Plan.

A summary of all stock option activity at and for the three months ended March 31, 2017 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2016	173,750		$9.24
Options granted	111,667	(1)	4.71
Options exercised	-		-
Options canceled	-		-
Outstanding at March 31, 2017	285,417		$7.47

Exercisable at March 31, 2017	86,285		$11.79

(1) options granted under 2016 Stock Incentive Plan;

The aggregate intrinsic value of options outstanding at March 31, 2017 was $0.

At March 31, 2017, there were 199,132 unvested options with an aggregate grant date fair value of $612,752. The unvested options will vest in accordance with the vesting schedule in each respective option agreement, which varies between immediate and five (5) years from the grant date. The aggregate intrinsic value of unvested options at March 31, 2017 was $0. During the three months ended March 31, 2017, 37,961 options became vested.

The Company uses the Black-Scholes valuation model to measure the grant-date fair value of stock options. The grant-date fair value of stock options issued to employees is recognized on a straight-line basis over the requisite service period. Stock-based awards issued to nonemployees are recorded at fair value on the measurement date and are subject to periodic market adjustments as the underlying stock-based awards vest. To determine the fair value of stock options using the Black-Scholes valuation model, the calculation takes into consideration the effect of the following:

●	Exercise price of the option
●	Fair value of the Company’s common stock on the date of grant
●	Expected term of the option
●	Expected volatility over the expected term of the option
●	Risk-free interest rate for the expected term of the option

The calculation includes several assumptions that require management’s judgment. The expected term of the options is calculated using the simplified method described in GAAP. The simplified method defines the expected term as the average of the contractual term and the vesting period. Estimated volatility is derived from volatility calculated using historical closing prices of common shares of similar entities whose share prices are publicly available for the expected term of the options. The risk-free interest rate is based on the U.S. Treasury constant maturities in effect at the time of grant for the expected term of the options.

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the three months ended March 31, 2017:

Risk-free interest rate	1.60%
Expected term (in years)	7.25
Dividend yield	-
Expected volatility	75%

The weighted-average grant-date fair value per share of stock options granted during the three months ended March 31, 2017 was $3.33. The aggregate grant date fair value of the 111,667 options granted during the three months ended March 31, 2017 was $371,865.

For the three months ended March 31, 2017 and 2016, total stock option expense related to stock options was $158,658 and $51,569 respectively. At March 31, 2017, the total compensation cost related to stock options not yet recognized is approximately $666,286, which is expected to be recognized over a weighted-average period of approximately 3.41 years.

Warrants

During the three months ended March 31, 2017, the Company issued 192,308 detachable warrants in connection with the purchase of 192,308 shares of common stock. The Company has determined the Warrants are classified as equity on the condensed consolidated balance sheet as of March 31, 2017. The estimated fair value of the warrants at issuance was $301,731, based on the Black-Scholes option-pricing model using the weighted-average assumptions below:

Volatility	75%
Risk-free interest rate	1.50%
Expected term (in years)	3.0
Expected dividend yield	-
Fair value of common stock	$4.38

A total of 40,834 warrants were exercised during the three months ended March 31, 2017 for cash proceeds of $159,250.

A summary of activity in warrants is as follows:

	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2016	846,765	2.77 years	$6.48	$—

Three months ended March 31, 2017:
Granted	192,308	3.00 years	$7.50	$0
Exercised	(40,834)	2.00 years	$3.90
Forfeited and cancelled	-	-	-	-

Outstanding at March 31, 2017	998,239	2.61 years	$6.75	$0